Cash and cash equivalents (Details) - DKK (kr) kr in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents	kr 1,231,685	kr 1,081,060	kr 1,242,871	kr 860,635
DKK
Cash and cash equivalents
Cash and cash equivalents	724,287	732,405
USD
Cash and cash equivalents
Cash and cash equivalents	347,509	306,748
EUR
Cash and cash equivalents
Cash and cash equivalents	kr 159,889	kr 41,907